Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Nov. 01, 2025	Nov. 02, 2024	Oct. 28, 2023	Oct. 29, 2022	Oct. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus performance table

					Value of Initial Fixed $100 Investment Based On: (3)
Fiscal Year (1)	Summary Compensation Table (SCT) Total for PEO	Compensation Actually Paid (CAP) to PEO (2)	Average SCT Total for Non- PEO NEOs	Average CAP to Non-PEO NEOs (2)	Ciena Total Shareholder Return (TSR)	Peer Group TSR	Net Income (4) (in thousands)	Ciena Revenue (5) (in thousands)
2025	$18,530,396	$94,502,099	$5,539,264	$17,479,568	$482.15	$271.04	$123,338	$4,769,507
2024	$14,076,773	$23,208,434	$3,507,354	$5,365,965	$162.40	$162.78	$83,956	$4,014,955
2023	$15,431,410	$10,330,867	$3,956,502	$2,894,005	$104.14	$116.25	$254,827	$4,386,549
2022	$12,017,980	$8,210,990	$3,200,888	$2,227,016	$122.49	$158.83	$152,902	$3,632,661
2021	$11,450,851	$22,399,417	$3,082,875	$5,147,573	$137.83	$150.91	$500,196	$3,620,684

(1) Mr. Smith was the principal executive officer ("PEO") for all five fiscal years in the table. For fiscal 2021-2023, Messrs. Moylan, McFeely, Phipps, and Rothenstein were the Non-PEO NEOs. For fiscal 2024, Messrs. Moylan, DiPerna, Phipps, and Rothenstein were the Non-PEO NEOs. For fiscal 2025, Messrs. Graff, Moylan, DiPerna, Phipps, and Rothenstein were the Non-PEO NEOs.

(2) The dollar amounts reported represent the amount of CAP, as calculated in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable fiscal year. For purposes of calculating CAP, the fair value of equity awards is calculated in accordance with FASB ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to "Fiscal 2025 Summary Compensation Table" for additional information).

	Fiscal 2025		Fiscal 2024			Fiscal 2023		Fiscal 2022		Fiscal 2021
	PEO	Average Non- PEO NEOs	PEO		Average Non- PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table (SCT) Total	$18,530,396	$5,539,264		$14,076,773	$3,507,354	$15,431,410	$3,956,502	$12,017,980	$3,200,888	$11,450,851	$3,082,875

Deduction for Amounts Reported as "Stock Awards" in SCT	(14,637,538)	(3,913,791)		(12,069,792)	(2,612,077)	(12,933,210)	(2,871,987)	(11,005,780)	(2,644,856)	(8,589,251)	(1,849,692)

Increase in Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	39,500,282	9,145,033		14,023,720	3,047,358	7,444,016	1,696,980	5,808,224	1,396,651	10,365,414	2,141,480

Increase in Fair Value of Equity Awards Granted and Vested in the Year	987,463	156,981		983,792	270,087	857,427	247,599	486,233	148,357	718,030	193,519

Change in Fair Value of Outstanding and Unvested Equity Awards, Year-Over-Year	46,698,789	5,939,803		5,554,341	1,003,205	(555,276)	(148,410)	(3,145,110)	(603,900)	4,527,985	909,187

Change in Fair Value of Equity Awards Vested, Granted in a Previous Year	3,422,707	758,475		639,600	150,038	86,500	13,321	4,049,443	729,875	3,926,389	670,203

Change in Fair Value of Equity Awards that Failed to Meet Vesting Conditions, Granted in a Previous Year	-	(146,197)	*	-	-	-	-	-	-	-	-

Compensation Actually Paid	$94,502,099	17,479,568		23,208,434	5,365,965	10,330,867	2,894,005	8,210,990	2,227,016	22,399,417	5,147,573

* includes the value of awards (or portions thereof) forfeited by Mr. Moylan upon his retirement.

(3)
Ciena and Peer Group TSR was determined based on an initial fixed investment of $100 on October 30, 2020. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between Ciena’s share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. The Peer Group TSR set forth in the Pay Versus Performance Table was determined using the S&P Networking Index, a published industry or line-of-business index which we also used in preparing the stock performance graph included in our 2025 Form 10-K as required by Item 201(e) of Regulation S-K.
(4)
Ciena's net income for fiscal 2021 includes a tax benefit of $119.3 million related to an internal transfer of non-US intangible assets that was recognized as a result of the step-up in basis of such rights for tax purposes.
(5)
We have determined that revenue is the financial performance measure that, in Ciena’s assessment, represents the most important financial performance measure used to link CAP to our NEOs for fiscal 2025 to company performance.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	Messrs. Moylan, DiPerna, Phipps, and Rothenstein were the Non-PEO NEOs. For fiscal 2025, Messrs. Graff, Moylan, DiPerna, Phipps, and Rothenstein were the Non-PEO NEOs.
Peer Group Issuers, Footnote	Ciena and Peer Group TSR was determined based on an initial fixed investment of $100 on October 30, 2020. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between Ciena’s share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. The Peer Group TSR set forth in the Pay Versus Performance Table was determined using the S&P Networking Index, a published industry or line-of-business index which we also used in preparing the stock performance graph included in our 2025 Form 10-K as required by Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 18,530,396	$ 14,076,773	$ 15,431,410	$ 12,017,980	$ 11,450,851
PEO Actually Paid Compensation Amount	$ 94,502,099	23,208,434	10,330,867	8,210,990	22,399,417
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of CAP, as calculated in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable fiscal year. For purposes of calculating CAP, the fair value of equity awards is calculated in accordance with FASB ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to "Fiscal 2025 Summary Compensation Table" for additional information).

	Fiscal 2025		Fiscal 2024			Fiscal 2023		Fiscal 2022		Fiscal 2021
	PEO	Average Non- PEO NEOs	PEO		Average Non- PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table (SCT) Total	$18,530,396	$5,539,264		$14,076,773	$3,507,354	$15,431,410	$3,956,502	$12,017,980	$3,200,888	$11,450,851	$3,082,875

Deduction for Amounts Reported as "Stock Awards" in SCT	(14,637,538)	(3,913,791)		(12,069,792)	(2,612,077)	(12,933,210)	(2,871,987)	(11,005,780)	(2,644,856)	(8,589,251)	(1,849,692)

Increase in Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	39,500,282	9,145,033		14,023,720	3,047,358	7,444,016	1,696,980	5,808,224	1,396,651	10,365,414	2,141,480

Increase in Fair Value of Equity Awards Granted and Vested in the Year	987,463	156,981		983,792	270,087	857,427	247,599	486,233	148,357	718,030	193,519

Change in Fair Value of Outstanding and Unvested Equity Awards, Year-Over-Year	46,698,789	5,939,803		5,554,341	1,003,205	(555,276)	(148,410)	(3,145,110)	(603,900)	4,527,985	909,187

Change in Fair Value of Equity Awards Vested, Granted in a Previous Year	3,422,707	758,475		639,600	150,038	86,500	13,321	4,049,443	729,875	3,926,389	670,203

Change in Fair Value of Equity Awards that Failed to Meet Vesting Conditions, Granted in a Previous Year	-	(146,197)	*	-	-	-	-	-	-	-	-

Compensation Actually Paid	$94,502,099	17,479,568		23,208,434	5,365,965	10,330,867	2,894,005	8,210,990	2,227,016	22,399,417	5,147,573

* includes the value of awards (or portions thereof) forfeited by Mr. Moylan upon his retirement.

Non-PEO NEO Average Total Compensation Amount	$ 5,539,264	3,507,354	3,956,502	3,200,888	3,082,875
Non-PEO NEO Average Compensation Actually Paid Amount	$ 17,479,568	5,365,965	2,894,005	2,227,016	5,147,573
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the amount of CAP, as calculated in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable fiscal year. For purposes of calculating CAP, the fair value of equity awards is calculated in accordance with FASB ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to "Fiscal 2025 Summary Compensation Table" for additional information).

	Fiscal 2025		Fiscal 2024			Fiscal 2023		Fiscal 2022		Fiscal 2021
	PEO	Average Non- PEO NEOs	PEO		Average Non- PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table (SCT) Total	$18,530,396	$5,539,264		$14,076,773	$3,507,354	$15,431,410	$3,956,502	$12,017,980	$3,200,888	$11,450,851	$3,082,875

Deduction for Amounts Reported as "Stock Awards" in SCT	(14,637,538)	(3,913,791)		(12,069,792)	(2,612,077)	(12,933,210)	(2,871,987)	(11,005,780)	(2,644,856)	(8,589,251)	(1,849,692)

Increase in Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	39,500,282	9,145,033		14,023,720	3,047,358	7,444,016	1,696,980	5,808,224	1,396,651	10,365,414	2,141,480

Increase in Fair Value of Equity Awards Granted and Vested in the Year	987,463	156,981		983,792	270,087	857,427	247,599	486,233	148,357	718,030	193,519

Change in Fair Value of Outstanding and Unvested Equity Awards, Year-Over-Year	46,698,789	5,939,803		5,554,341	1,003,205	(555,276)	(148,410)	(3,145,110)	(603,900)	4,527,985	909,187

Change in Fair Value of Equity Awards Vested, Granted in a Previous Year	3,422,707	758,475		639,600	150,038	86,500	13,321	4,049,443	729,875	3,926,389	670,203

Change in Fair Value of Equity Awards that Failed to Meet Vesting Conditions, Granted in a Previous Year	-	(146,197)	*	-	-	-	-	-	-	-	-

Compensation Actually Paid	$94,502,099	17,479,568		23,208,434	5,365,965	10,330,867	2,894,005	8,210,990	2,227,016	22,399,417	5,147,573

* includes the value of awards (or portions thereof) forfeited by Mr. Moylan upon his retirement.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Total Stockholder Return

The graph to the right illustrates the relationship between CAP to our PEO and the average amount of CAP to our non-PEO NEOs, our cumulative TSR and our cumulative peer group TSR for fiscal 2021, fiscal 2022, fiscal 2023, fiscal 2024, and fiscal 2025, each as set forth in the "Pay versus performance table" above. The cumulative TSR amounts in the graph assume an initial investment of $100.00 on October 30, 2020.

Compensation Actually Paid and Net Income

The graph to the right illustrates the relationship between CAP to our PEO and the average amount of CAP to our non-PEO NEOs and our net income for fiscal 2021, fiscal 2022, fiscal 2023, fiscal 2024, and fiscal 2025, each as set forth in the "Pay versus performance table" above.

Compensation Actually Paid and Revenue

The graph to the right illustrates the relationship between CAP to our PEO and the average amount of CAP to our non-PEO NEOs and our revenue for fiscal 2021, fiscal 2022, fiscal 2023, fiscal 2024, and fiscal 2025, each as set forth in the "Pay versus performance table" above.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Total Stockholder Return

The graph to the right illustrates the relationship between CAP to our PEO and the average amount of CAP to our non-PEO NEOs, our cumulative TSR and our cumulative peer group TSR for fiscal 2021, fiscal 2022, fiscal 2023, fiscal 2024, and fiscal 2025, each as set forth in the "Pay versus performance table" above. The cumulative TSR amounts in the graph assume an initial investment of $100.00 on October 30, 2020.

Compensation Actually Paid and Net Income

The graph to the right illustrates the relationship between CAP to our PEO and the average amount of CAP to our non-PEO NEOs and our net income for fiscal 2021, fiscal 2022, fiscal 2023, fiscal 2024, and fiscal 2025, each as set forth in the "Pay versus performance table" above.

Compensation Actually Paid and Revenue

The graph to the right illustrates the relationship between CAP to our PEO and the average amount of CAP to our non-PEO NEOs and our revenue for fiscal 2021, fiscal 2022, fiscal 2023, fiscal 2024, and fiscal 2025, each as set forth in the "Pay versus performance table" above.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Total Stockholder Return

The graph to the right illustrates the relationship between CAP to our PEO and the average amount of CAP to our non-PEO NEOs, our cumulative TSR and our cumulative peer group TSR for fiscal 2021, fiscal 2022, fiscal 2023, fiscal 2024, and fiscal 2025, each as set forth in the "Pay versus performance table" above. The cumulative TSR amounts in the graph assume an initial investment of $100.00 on October 30, 2020.

Compensation Actually Paid and Net Income

The graph to the right illustrates the relationship between CAP to our PEO and the average amount of CAP to our non-PEO NEOs and our net income for fiscal 2021, fiscal 2022, fiscal 2023, fiscal 2024, and fiscal 2025, each as set forth in the "Pay versus performance table" above.

Compensation Actually Paid and Revenue

The graph to the right illustrates the relationship between CAP to our PEO and the average amount of CAP to our non-PEO NEOs and our revenue for fiscal 2021, fiscal 2022, fiscal 2023, fiscal 2024, and fiscal 2025, each as set forth in the "Pay versus performance table" above.

Total Shareholder Return Vs Peer Group

Compensation Actually Paid and Total Stockholder Return

The graph to the right illustrates the relationship between CAP to our PEO and the average amount of CAP to our non-PEO NEOs, our cumulative TSR and our cumulative peer group TSR for fiscal 2021, fiscal 2022, fiscal 2023, fiscal 2024, and fiscal 2025, each as set forth in the "Pay versus performance table" above. The cumulative TSR amounts in the graph assume an initial investment of $100.00 on October 30, 2020.

Compensation Actually Paid and Net Income

The graph to the right illustrates the relationship between CAP to our PEO and the average amount of CAP to our non-PEO NEOs and our net income for fiscal 2021, fiscal 2022, fiscal 2023, fiscal 2024, and fiscal 2025, each as set forth in the "Pay versus performance table" above.

Compensation Actually Paid and Revenue

The graph to the right illustrates the relationship between CAP to our PEO and the average amount of CAP to our non-PEO NEOs and our revenue for fiscal 2021, fiscal 2022, fiscal 2023, fiscal 2024, and fiscal 2025, each as set forth in the "Pay versus performance table" above.

Tabular List, Table

Tabular list of financial performance measures

The table to the right lists the financial performance measures that the Compensation Committee believes represent the most important financial performance measures used to link CAP to our NEOs to Ciena’s performance for fiscal 2025. Revenue and Adjusted Operating Income are the financial performance measures used to determine performance-based cash bonuses under the Annual Cash Incentive Bonus Plan, aggregate sales orders and adjusted EPS are the financial performance measures used to determine the earning of PSU awards, and total stockholder return is the financial performance measure used to determine the earning of MSU awards. See "Compensation Discussion and Analysis" above for a further description of our executive compensation program. The performance measures included in this table are not ranked by relative importance.

Revenue (Company Selected Measure)
Adjusted Operating Income
Aggregate Sales Orders
Adjusted EPS
Total Stockholder Return
Gross Margin

Total Shareholder Return Amount	$ 482.15	162.4	104.14	122.49	137.83
Peer Group Total Shareholder Return Amount	271.04	162.78	116.25	158.83	150.91
Net Income (Loss)	$ 123,338,000	$ 83,956,000	$ 254,827,000	$ 152,902,000	$ 500,196,000
Company Selected Measure Amount	4,769,507,000	4,014,955,000	4,386,549,000	3,632,661,000	3,620,684,000
PEO Name	Mr. Smith
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue (Company Selected Measure)
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Aggregate Sales Orders
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 5
Pay vs Performance Disclosure
Name	Total Stockholder Return
Measure:: 6
Pay vs Performance Disclosure
Name	Gross Margin
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (14,637,538)	$ (12,069,792)	$ (12,933,210)	$ (11,005,780)	$ (8,589,251)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,500,282	14,023,720	7,444,016	5,808,224	10,365,414
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,698,789	5,554,341	(555,276)	(3,145,110)	4,527,985
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	987,463	983,792	857,427	486,233	718,030
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,422,707	639,600	86,500	4,049,443	3,926,389
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,913,791)	(2,612,077)	(2,871,987)	(2,644,856)	(1,849,692)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,145,033	3,047,358	1,696,980	1,396,651	2,141,480
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,939,803	1,003,205	(148,410)	(603,900)	909,187
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	156,981	270,087	247,599	148,357	193,519
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	758,475	150,038	13,321	729,875	670,203
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (146,197)	$ 0	$ 0	$ 0	$ 0